UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, August 5, 2010
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total(x$1,000):  $101,023
List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2400    60463 SH       Sole                    60463
Avon                           COM              054303102     1814    68465 SH       Sole                    68465
Bank of America                COM              060505104     1015    70628 SH       Sole                    70628
Bank of NY Mellon              COM              064058100     1446    58575 SH       Sole                    58575
Bed, Bath & Beyond             COM              075896100     1411    38055 SH       Sole                    38055
Boeing Company                 COM              097023105     2585    41202 SH       Sole                    41202
Caterpillar, Inc               COM              149123101     2744    45680 SH       Sole                    45680
Chevron                        COM              166764100     2755    40603 SH       Sole                    40603
Cisco Systems                  COM              17275R102     2252   105680 SH       Sole                   105680
Citigroup Inc                  COM              172967101      583   154971 SH       Sole                   154971
Claymore BRIC ETF              COM              18383m100      878    23270 SH       Sole                    23270
Coca-Cola                      COM              191216100     1751    34934 SH       Sole                    34934
Darden Restaurants             COM              237194105     1234    31760 SH       Sole                    31760
Disney, (Walt) Co              COM              254687106     2856    90663 SH       Sole                    90663
DuPont deNemours               COM              263534109     2107    60925 SH       Sole                    60925
Ebay Inc                       COM              278642103      725    36955 SH       Sole                    36955
Exxon Mobil Corp               COM              30231G102     2882    50498 SH       Sole                    50498
FedEx Corp                     COM              31428X106     2480    35380 SH       Sole                    35380
Fluor Corporation              COM              343412102     1361    32034 SH       Sole                    32034
General Electric               COM              369604103     2658   184330 SH       Sole                   184330
Goodyear Tire                  COM              382550101      857    86180 SH       Sole                    86180
Home Depot                     COM              437076102     2067    73623 SH       Sole                    73623
Honda Motor Co ADR             COM              438128308     1090    37910 SH       Sole                    37910
Int'l Business Mach            COM              459200101     2125    17213 SH       Sole                    17213
Intel Corp                     COM              458140100     2235   114930 SH       Sole                   114930
International Paper            COM              460146103     1487    65700 SH       Sole                    65700
Internet Capital Group Inc     COM              46059c205       84    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107     1325    40564 SH       Sole                    40564
JP Morgan Chase                COM              46625H100     2491    68028 SH       Sole                    68028
Johnson & Johnson              COM              478160104     2721    46064 SH       Sole                    46064
Lowe's                         COM              548661107     2107   103182 SH       Sole                   103182
McDonalds Corp                 COM              580135101     2017    30621 SH       Sole                    30621
Microsoft                      COM              594918104     1855    80612 SH       Sole                    80612
Morgan Stanley                 COM              617446448      967    41665 SH       Sole                    41665
Nokia ADR                      COM              654902204      789    96869 SH       Sole                    96869
Novartis AG ADR                COM              66987V109     1566    32405 SH       Sole                    32405
Oracle Systems                 COM              68389X105     1804    84077 SH       Sole                    84077
P'Shr Gldn Drgn ETF            COM              73935x401      874    38745 SH       Sole                    38745
Pfizer Inc                     COM              717081103     1813   127136 SH       Sole                   127136
Procter & Gamble               COM              742718109     2199    36659 SH       Sole                    36659
Raytheon Company               COM              755111507     1813    37470 SH       Sole                    37470
Royal Dutch Shl ADR            COM              780259206     1728    34401 SH       Sole                    34401
Royal Phil Elec ADR            COM              500472303     3067   102778 SH       Sole                   102778
SAP AG ADR                     COM              803054204     1539    34750 SH       Sole                    34750
Spirit Aerosystems             COM              848574109     1314    68950 SH       Sole                    68950
Stanley Blk & Decker           COM              854502101     2209    43716 SH       Sole                    43716
Stryker Corp                   COM              863667101     1926    38470 SH       Sole                    38470
Terex Corp.                    COM              880779103      468    24975 SH       Sole                    24975
Time Warner Inc                COM              887317303      355    12285 SH       Sole                    12285
Toyota Motor ADR               COM              892331307     1208    17615 SH       Sole                    17615
Tyson Foods Cl A               COM              902494103     1671   101935 SH       Sole                   101935
Unilever ADR                   COM              904784709     1728    63247 SH       Sole                    63247
United Technologies            COM              913017109     3458    53268 SH       Sole                    53268
Valero Energy Corp.            COM              91913y100     1487    82730 SH       Sole                    82730
Wal-Mart Stores                COM              931142103     3348    69657 SH       Sole                    69657
Yum! Brands, Inc               COM              988498101     1631    41765 SH       Sole                    41765
Zimmer Inc.                    COM              98956p102     1662    30755 SH       Sole                    30755